Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2021	Apr. 30, 2021	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	May 31, 2020	Mar. 31, 2020
Short-Term Borrowings (Details) [Line Items]
Loan amount	¥ 400	¥ 1,500	¥ 1,000									¥ 519
Annual interest rate percentage	4.25%	4.25%	5.20%					6.80%
annual interest rate	12.24%						4.785%			12.24%	12.24%
Drew loan							¥ 800
Repaid amount							¥ 385	¥ 291	¥ 750
PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount						¥ 30,000
Annual interest rate percentage				4.50%		5.655%
Line of credit													¥ 1,500
Amount withdrew				¥ 1,500
Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount								¥ 90,000
Annual interest rate percentage								6.80%
Four Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount					¥ 9,000
Annual interest rate percentage					5.655%
Two Tranches [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount														¥ 37,957
Annual interest rate percentage							6.80%
Long term line of credit							¥ 45,000
Loan agreement											¥ 500
Third party [Member]
Short-Term Borrowings (Details) [Line Items]
Loan agreement											¥ 1,000
Group Drew Loan [Member]
Short-Term Borrowings (Details) [Line Items]
annual interest rate							15.00%